Nov. 25, 2015

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED AUGUST 24, 2016

TO THE SUMMARY PROSPECTUS, PROSPECTUS,

AND STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED NOVEMBER 25, 2015, OF

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

The following text replaces any information to the contrary in the Summary Prospectus, Prospectus, and Statement of Additional Information for the Fund:

The Fund currently invests in securities through an underlying mutual fund, Municipal High Income Portfolio. That underlying fund will cease operations on or about November 22, 2016, and the Board of Trustees of the Fund has determined that it is in the best interests of the Fund’s shareholders to invest directly in securities as a stand-alone fund as of that time.

There will be no changes to the Fund’s investment objective, investment strategies, policies, manager, subadviser or portfolio management team as a result of its becoming a stand-alone fund that invests directly in securities. The Fund will be managed in a substantially similar manner as Municipal High Income Portfolio is currently managed. Becoming a stand-alone fund will not increase the Fund’s management fee and is not expected to increase the Fund’s operating expenses.